STOCKHOLDERS’ EQUITY (Details Narrative)													1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 28, 2026 $ / shares	Jul. 15, 2025 USD ($)	Jul. 14, 2025 USD ($) $ / shares shares	May 19, 2025 $ / shares	May 05, 2025 USD ($) $ / shares shares	Jan. 22, 2025	Jul. 31, 2024 USD ($) $ / shares	Jun. 24, 2024 USD ($)	Jun. 20, 2024 $ / shares shares	Jul. 12, 2021 $ / shares shares	Jun. 17, 2021 USD ($) shares	Jun. 15, 2021 USD ($) $ / shares shares	Jul. 31, 2024 $ / shares shares	Jun. 30, 2025 USD ($) shares	Mar. 31, 2025 USD ($) shares	Jun. 30, 2026 USD ($) Integer $ / shares shares	Jun. 30, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($) Integer $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2026 USD ($)	Mar. 31, 2026 $ / shares	Jan. 14, 2026 Integer	Jul. 13, 2025 $ / shares	May 18, 2025 $ / shares	Apr. 08, 2025 $ / shares shares	Feb. 06, 2025 Integer	Nov. 30, 2023 USD ($)	Sep. 15, 2022 USD ($)
Preferred stock, shares authorized																1,000,000		1,000,000
Net proceeds | $																			$ 1,195,855
Liquidation preference per shares | $ / shares																$ 25.00						$ 25.00
Dividends payments | $																$ 0
Common stock ownership percentage																		9.80%
Common stock, par value | $ / shares				$ 0.10
Repurchase program total cost | $														$ 132,815	$ 194,972			$ 344,503	40,910
Dividends payable | $																		190,220	194,784		$ 190,220
Purchase price per share | $ / shares										$ 4.99
Shares issued | $																		$ 1,696,462
Fixed Price Self Tender Offer [Member]
Common stock, par value | $ / shares																										$ 0.01
Number of shares repurchased authorized value | $					$ 1,458,000
Number of shares repurchased					214,412																					200,000
Repurchase program percentage																										200.00%
Repurchase program shares																										28,308
Stock pepurchase program per shares | $ / shares					$ 6.80
Number of shares repurchased lot shares					1,209
Net REIT Genesis [Member]
Minority interest ownership																100.00%		100.00%
Net REIT Genesis II [Member]
Minority interest ownership																81.50%		81.50%
Commercial Property [Member]
Real estate properties | Integer																8		10					1				2
Number of limited partnerships in which company is sole general partner | Integer																		5
Commercial Property [Member] | Partially Owned Properties [Member]
Real estate properties | Integer																		2
Genesis Plaza [Member] | Tenant In Common One [Member]
Ownership In property																57.00%		57.00%
Genesis Plaza [Member] | Tenant In Common Two [Member]
Ownership In property																43.00%		43.00%
Beneficial ownership In property																92.00%		92.00%
Class A Common Stock and Accompanying Pre-funded Warrants [Member]
Purchase price per share | $ / shares										$ 5.00
Pre-funded Warrants [Member]
Purchase of warrant										1,000,000
Shares price | $ / shares										$ 0.01
Common Stock Warrants [Member]
Purchase of warrant			200,000							2,000,000
Shares price | $ / shares			$ 12.00							$ 5.50														$ 55
Common Stock Warrants and Placement Agent Warrants [Member]
Warrant right exercised																		0
Placement Agent Warrants [Member]
Warrants and Rights Outstanding, Term										5 years
Reverse Stock Split [Member]
Stockholders equity note stock split, conversion ratio				10		100
Reverse Stock Split [Member] | Amendment [Member]
Stockholders equity note stock split, conversion ratio				10
Chief Executive Officer [Member]
Common stock ownership percentage																15.30%
CEO and CIO [Member]
Common stock ownership percentage																		9.80%
Common stock beneficially ownership percentage																		19.00%
Underwritten Public Offering [Member] | The Benchmark Company LLC [Member]
Shares issued									109,054
Price per share | $ / shares									$ 16.00
Underwriting discount rate									7.00%
Gross proceeds | $								$ 1,740,000
Registered Direct Offering [Member]
Proceeds from equity | $			$ 2,050,000.00
Offering expenses | $		$ 1,700,000	$ 1,700,000
Registered Direct Offering [Member] | Class A Common Stock and Accompanying Pre-funded Warrants [Member]
Purchase price per share | $ / shares			$ 12.00
Registered Direct Offering [Member] | Pre-funded Warrants [Member]
Price per share | $ / shares			12.00
Shares price | $ / shares			$ 0.0001
Registered Direct Offering [Member] | Maximum [Member] | Pre-funded Warrants [Member]
Purchase of warrant			30,830
Series D Preferred Stock [Member]
Preferred stock, shares authorized																1,000,000		1,000,000	1,000,000
Shares issued											920,000	800,000
Price per share | $ / shares												$ 25.00
Net proceeds | $											$ 20,500,000	$ 18,100,000
Dividend rate																9.375%		9.375%
Liquidation preference per shares | $ / shares																$ 25.00		$ 25.00	$ 25.00
Dividend rate per dollar | $ / shares	$ 0.19531															$ 2.34375		2.34375
Voting rights holder																two-thirds
Cash redemption price | $ / shares																$ 25.00		25.00
Dividends per share | $ / shares																	$ 1.17186	$ 2.34372	$ 2.34372
Dividends payments | $														$ 600,000			$ 1,200,000	$ 2,200,000	$ 2,100,000
Number of shares repurchased authorized value | $																												$ 4,000,000.0	$ 4,000,000.0
Repurchase program shares																				23,041
Repurchase program per shares | $ / shares																		$ 14.76
Repurchase program per shares | $ / shares																		$ 0.035
Dividends payable current | $																$ 1,100,000		$ 0
Number of directors | Integer																		2
Voting rights holder																		two-thirds
Dividends payable current | $																		$ 2,200,000	$ 2,100,000
Series D Preferred Stock [Member] | Preferred Stock [Member]
Shares issued																			109,054
Repurchase program shares														9,415	12,844			23,346	2,918
Repurchase program total cost | $														$ 94	$ 129			$ 234	$ 29
Shares issued | $
Series D Preferred Stock [Member] | O 2024 H2 Dividends [Member]
Dividends per share | $ / shares																		$ 0.19531
Series D Preferred Stock [Member] | Over-Allotment Option [Member]
Shares issued											120,000
Net proceeds | $											$ 2,700,000
Stock purchase period												45 days
Common Class A [Member]
Shares issued										1,000,000
Common stock, shares authorized																100,000,000		100,000,000	100,000,000
Common stock, par value | $ / shares				$ 0.01												$ 0.01		$ 0.01	$ 0.01						$ 0.10
Common stock, shares issued																1,316,939		1,314,159	1,283,432
Number of votes | Integer																		1
Number of shares repurchased authorized value | $																			$ 6,000,000.0									$ 6,000,000.0	$ 6,000,000.0
Repurchase program shares																		16,080
Repurchase program per shares | $ / shares																		$ 4.79		$ 16.06
Repurchase program per shares | $ / shares																		$ 0.025		$ 0.035
Repurchase program total cost | $																		$ 77,092		$ 400,000
Common Class A [Member] | Registered Direct Offering [Member]
Shares issued			140,000
Common Class A [Member] | Shares Issued for Ownership Exchange [Member] | Net REIT Genesis II [Member]
Shares issued													86,232
Price per share | $ / shares							$ 9.30						$ 9.30
Shares issued | $							$ 86,232
Exchange of ownership percentage							36.40%						36.40%
Common Class B [Member]
Common stock, shares authorized																		1,000
Common stock, shares issued																		0
Common Class C [Member]
Common stock, shares authorized																		9,000,000
Common stock, shares issued																		0